Basis of Presentation and Accounting Policies - Additional Information (Detail)	3 Months Ended			6 Months Ended
	Jun. 30, 2022 USD ($) Lessee	Jun. 30, 2021 USD ($) Lessee	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) Lessee	Jun. 30, 2021 USD ($) Lessee	Dec. 31, 2021 USD ($)
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Period of amortization of capitalized implementation costs				7 years
Investments in marketable equity securities with readily determinable fair values	$ 2,744,000			$ 2,744,000		$ 2,866,000
Unrealized gain (loss) on financial instruments, net	$ 85,000	$ (579,000)		$ (122,000)	$ (579,000)
Total Lease Rental Income | Customer Concentration Risk
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of lessees who made greater than 10% of lease rental | Lessee	0	0		0	0
Prepaid Expenses and Other Current Assets
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Capitalized implementation costs	$ 10,150,000			$ 10,150,000		8,767,000
General and Administrative Expense
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Capitalized implementation costs	243,000			409,000
Containers held for sale | Fair Value, Inputs, Level 2
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Assets measured at fair value on non-recurring basis	778,000			778,000		$ 270,000
Insolvent Customer
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Gain on container recovery			$ 7,577,000
Previously Insolvent Customer
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Container loss recovery			7,986,000
Insurance receivable associated with this insolvent customer			$ 2,106,000
Containers
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Impairment charges of long lived assets held for use	0	$ 0		0	$ 0
Impairment (recovery) charges to write-off containers	1,068,000	41,000		1,068,000	7,618,000
Gain on container recovery	827,000	0		827,000	1,865,000
Containers for Sale
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Container impairment charges (reversals) to write down value, held for sale, net of reversals	$ 253,000	$ 295,000		$ 603,000	$ (544,000)